Financial Instruments - Derivatives Designated as Hedging Instruments (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 JPY (¥) ¥ / $	Mar. 31, 2019 JPY (¥) ¥ / $	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Balance in hedge cost of exchange differences on translation, continuing hedges	¥ 555	¥ 1,412
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Reserve of cash flow hedges, continuing hedges	(5,070)	(362)
Forward interest rate
Disclosure of detailed information about hedging instruments [line items]
Reserve of cash flow hedges, continuing hedges	(21,488)	33
Currency and interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Reserve of exchange differences on translation, continuing hedges	266	(109)
Hedge related to acquisition
Disclosure of detailed information about hedging instruments [line items]
Reserve of exchange differences on translation, continuing hedges	3,560	3,397
Foreign currency denominated bonds and loans
Disclosure of detailed information about hedging instruments [line items]
Reserve of exchange differences on translation, continuing hedges	71,795	7,969
Interest rate risk | Cash flow hedges | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Notional	60,000	120,000	$ 575	$ 575
Interest rate risk | Cash flow hedges | Forward interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional	2,000		1,500
Interest rate risk | Cash flow hedges | Currency and interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Notional	640,205	308,078
Fair value, assets	¥ (38,796)	¥ 2,100
Currency and interest rate risk | Cash flow hedges | Currency and interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Notional | $			$ 1,125	$ 1,125
Average foreign exchange rate | ¥ / $	109.97	109.97
Average rate of hedging instrument	0.03%	0.03%	0.03%	0.03%
Currency and interest rate risk | Net investment hedges | Foreign currency denominated bonds and loans
Disclosure of detailed information about hedging instruments [line items]
Notional	¥ 10,552	¥ 10,540	$ 12,415	$ 12,398
JPY | Interest rate risk | Cash flow hedges | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	0	0
Fair value, liabilities	¥ 223	¥ 917
Average rate of hedging instrument	0.68%	0.66%	0.68%	0.66%
JPY | Interest rate risk | Cash flow hedges | Forward interest rate
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	¥ 0
Fair value, liabilities	¥ 28,642
Average rate of hedging instrument	1.81%		1.81%
USD | Interest rate risk | Cash flow hedges | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	¥ 0	¥ 396
Fair value, liabilities	¥ 7,081	¥ 0
Average rate of hedging instrument	2.83%	2.83%	2.83%	2.83%
USD | Interest rate risk | Cash flow hedges | Forward interest rate
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	¥ 33
Fair value, liabilities	¥ 2,410
Average rate of hedging instrument	0.13%		0.13%
USD | Currency and interest rate risk | Cash flow hedges | Currency and interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	¥ 87	¥ 3,329
Fair value, liabilities	560	708
USD | Currency and interest rate risk | Net investment hedges | Foreign currency denominated bonds and loans
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	0	0
Fair value, liabilities	1,347,047	1,425,116
EUR | Currency and interest rate risk | Net investment hedges | Foreign currency denominated bonds and loans
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	0	0
Fair value, liabilities	¥ 1,257,492	¥ 1,308,686